Intangible Assets/Liabilities Other Than Goodwill	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31, 2015

	Acquisition Cost	Accumulated Amortization	Additions / Write off	Net Book Value December 31, 2015
Trade name	$100,420	$(37,401)	$—	$63,019
Port terminal operating rights(***)	53,152	(9,456)	—	43,696
Customer relationships	35,490	(14,196)	—	21,294
Favorable lease terms(*)	158,179	(60,037)	(75,694)	22,448
Total Intangible assets	347,241	(121,090)	(75,694)	150,457
Unfavorable lease terms(**)	(56,419)	17,195	31,698	(7,526)
Total	$290,822	$(103,895)	$(43,996)	$142,931

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31, 2014

	Acquisition Cost	Accumulated Amortization	Additions / Write off	Net Book Value December 31, 2014
Trade name	$100,420	$(33,591)	$—	$66,829
Port terminal operating rights(***)	36,152	(8,450)	17,000	44,702
Customer relationships	35,490	(12,421)	—	23,069
Favorable lease terms(*)	207,055	(103,287)	(48,876)	54,892
Total Intangible assets	379,117	(157,749)	(31,876)	189,492
Unfavorable lease terms(**)	(121,028)	98,887	—	(22,141)
Total	$258,089	$(58,862)	$(31,876)	$167,351

(*) (**) (***)

As of December 31, 2015 and 2014, intangible assets associated with the favorable lease terms included an amount of $10,575 and $21,782, respectively related to purchase options for the vessels (see Note 2(n)). During the years ended December 31, 2015 and 2014, acquisition costs and accumulated amortization of $75,694 and $48,876, respectively, of fully amortized favorable lease terms were written off, as a result of early redeliveries of vessels.

As of December 31, 2015 and 2014, the intangible liability associated with the unfavorable lease terms included an amount of $(467) and $9,405, respectively, related to purchase options held by third parties (see Note 2(n)). During the year ended December 31, 2015, $31,698 of unfavorable lease terms were written off. During the year ended December 31, 2015, acquisition cost and accumulated amortization of $64,609, of fully amortized unfavorable lease terms were written off. These write- offs resulted from early redelivery of vessels. As of December 31, 2015 and 2014, no purchase options held by third parties have been exercised.

On December 15, 2014, Navios Logistics acquired two companies for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics' existing port. During the year ended December 31, 2015, Navios Logistics paid $6,800, representing the balance of the purchase price.

	Amortization Expense and Write Offs Year Ended December 31, 2015	Amortization Expense and Write Offs Year Ended December 31, 2014	Amortization Expense and Write Offs Year Ended December 31, 2013
Trade name	$3,811	$3,853	$3,853
Port terminal operating rights	1,006	1,006	983
Customer relationships	1,775	1,774	1,774
Favorable lease terms	32,444	12,539	12,876
Unfavorable lease terms	(14,615)	(4,933)	(4,933)
Total	$24,420	$14,239	$14,553

The remaining aggregate amortization of acquired intangibles as of December 31, 2015 was as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$3,860	$3,853	$2,811	$2,811	$2,818	$46,866	$63,019
Favorable lease terms	5,457	3,049	641	641	641	1,444	11,873
Unfavorable lease terms	(1,102)	(1,102)	(1,102)	(1,102)	(1,102)	(2,483)	(7,993)
Port terminal operating rights	1,006	1,483	1,483	1,483	1,483	36,758	43,696
Customer relationships	1,775	1,775	1,775	1,775	1,775	12,419	21,294
Total amortization	$10,996	$9,058	$5,608	$5,608	$5,615	$95,004	$131,889